Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash		$ 5,858	$ 12,329
Cash equivalents	[1]	6,059	5,849
Cash and cash equivalents		$ 11,917	$ 18,178	$ 17,890	$ 12,997
Weighted average interest rate of cash on deposit		0.30%	0.11%

[1]	Comprised mainly of deposits in banks as at December 31, 2015 and 2016 carrying a weighted average interest rate of 0.11% and 0.10%, respectively.